Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

GS Mortgage Securities Corporation II

200 West Street

New York, NY 10282

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by GS Mortgage Securities Corporation II (the “Company,” as the engaging party) and Goldman Sachs & Co. LLC, Goldman Sachs Mortgage Company, Goldman Sachs Bank USA, J.P. Morgan Securities LLC and JPMorgan Chase Bank, National Association, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the MOTEL Trust 2021-MTL6, Commercial Mortgage Pass-Through Certificates, Series 2021-MTL6 securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 106 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of mortgage loan asset and mortgaged properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F:(813)-286-6000 , www.pwc.com	1

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of September 15, 2021.

•	The phrase "LIBOR Assumption" refers to the rate of 0.10000%.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on August 10, 2021 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	2021-MTL6 Accounting Tape Final.xlsx (provided on August 10, 2021).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F:(813)-286-6000 , www.pwc.com	2

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document or exhibit.
•	The phrase “Engineering Report” refers to a property condition assessment document or exhibit.
•	The phrase “Environmental Report” refers to a draft or final phase I and phase II (if applicable) environmental document or exhibit.
•	The phrase “Fee Schedule” refers to the documentation for the certificate administrator fee and servicing fee related to the Transaction.
•	The phrase “Franchise Agreement” refers to a draft or signed franchise agreement, and/or any abstracts or exhibits thereof.
•	The phrase “Ground Lease” refers to the signed ground lease agreement or estoppel.
•	The phrase “Guaranty Agreement” refers to a signed or draft guaranty agreement.
•	The phrase “Loan Agreement” refers to a signed or draft loan agreement.
•	The phrase “Management Agreement” refers to a signed management agreement.
•	The phrase “Seismic Report” refers to a seismic assessment document or exhibit.
•	The phrase “Trepp” refers to the website www.trepp.com, which was referenced for information relating to prior securitizations.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From August 2, 2021 through August 10, 2021, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F:(813)-286-6000 , www.pwc.com	3

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

August 10, 2021

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F:(813)-286-6000 , www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F:(813)-286-6000 , www.pwc.com	5

MOTEL 2021-MTL6	EXHIBIT A
Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Control Number	None - Company Provided	None
2	Loan / Property Flag	None - Company Provided	None
3	Number of Properties	Appraisal Report	None
4	Originator	Loan Agreement	None
5	Originator Entity Type	Loan Agreement	None
6	Mortgage Loan Seller	None - Company Provided	None
7	Property Name	None - Company Provided	None
8	Address	Appraisal Report	None
9	City	Appraisal Report	None
10	State	Appraisal Report	None
11	County	Appraisal Report	None
12	Zip Code	Appraisal Report	None
13	General Property Type	Appraisal Report	None
14	Flood Zone	Engineering Report	None
15	Detailed Property Type	Appraisal Report	None
16	Year Built	Appraisal Report	None
17	Year Renovated	Appraisal Report	None
18	Keys	Appraisal Report	None
19	Loan Per Unit ($)	Recalculation	None
20	Original Balance ($)	Loan Agreement	None
21	Cut-off Date Balance ($)	Recalculation	None
22	Allocated Loan Amount ($)	Loan Agreement	None
23	% of Initial Pool Balance	Recalculation	None
24	Pari Passu Split (Y/N)	Loan Agreement	None
25	Mortgage Loan Rate (%)	Recalculation	None
26	Trust Interest Rate (At LIBOR Cap)	Recalculation	None
27	Administrative Fee Rate (%)	Fee Schedule	None
28	Margin	None - Company Provided	None
29	Mortgage Loan Index	Loan Agreement	None
30	Assumed LIBOR	None - Company Provided	None
31	Float Rate Change Frequency (Mos)	Loan Agreement	None
32	LIBOR Floor	Loan Agreement	None
33	LIBOR Strike Cap	None - Company Provided	None
34	LIBOR Cap After Extension	Loan Agreement	None
35	LIBOR Cap Expiration	None - Company Provided	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F:(813)-286-6000 , www.pwc.com	6

MOTEL 2021-MTL6	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
36	LIBOR Cap Counterparty	None - Company Provided	None
37	LIBOR cap Counterparty rating (S&P / MIS / FITCH)	None - Company Provided	None
38	Trust Annual Debt Service at LIBOR Cap ($)	Recalculation	None
39	Trust NCF DSCR at LIBOR cap	Recalculation	None
40	LIBOR Rounding Methodology	Loan Agreement	None
41	LIBOR Lookback Days	Loan Agreement	None
42	Extension Options (Y/N)	Loan Agreement	None
43	Extension Options (#/Mos)	Loan Agreement	None
44	Extension Spread Increase Description	Loan Agreement	None
45	First Extension Fee	Loan Agreement	None
46	Second Extension Fee	Loan Agreement	None
47	Third Extension Fee	Loan Agreement	None
48	Fourth Extension Fee	Loan Agreement	None
49	Fifth Extension Fee	Loan Agreement	None
50	Fully Extended Original Term	Recalculation	None
51	Fully Extended Remaining Term	Recalculation	None
52	Fully Extended Maturity Date	Loan Agreement	None
53	Fully Extended Amortization Term	Not Applicable*	None
54	Trust Monthly Payment ($)	Recalculation	None
55	Trust Annual Debt Service ($)	Recalculation	None
56	Interest Accrual Method	Loan Agreement	None
57	Interest Accrual Period	Loan Agreement	None
58	Origination Date	None - Company Provided	None
59	First Due Date	Loan Agreement	None
60	Last IO Due Date	Loan Agreement	None
61	First P&I Due Date	Loan Agreement	None
62	Due Date	Loan Agreement	None
63	Grace Period- Late Fee	Loan Agreement	None
64	Grace Period- Default	Loan Agreement	None
65	Amortization Type	Loan Agreement	None
66	Original Interest-Only Period (Mos.)	Recalculation	None
67	Remaining Interest-Only Period (Mos.)	Recalculation	None
68	Original Term To Maturity (Mos.)	Recalculation	None
69	Remaining Term To Maturity (Mos.)	Recalculation	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F:(813)-286-6000 , www.pwc.com	7

MOTEL 2021-MTL6	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
70	Original Amortization Term (Mos.)	Not Applicable*	None
71	Remaining Amortization Term (Mos.)	Not Applicable*	None
72	Seasoning	Recalculation	None
73	Maturity Date	Loan Agreement	None
74	Balloon Balance ($)	Recalculation	None
75	Lockbox	Loan Agreement	None
76	Cash Management	Loan Agreement	None
77	Cash Management Triggers	Loan Agreement	None
78	DSCR at Trigger Level	Recalculation	None
79	Cross-Collateralized (Y/N)	Not Applicable*	None
80	Crossed Group	Not Applicable*	None
81	Lockout Period	Not Applicable*	None
82	Lockout Expiration Date	Not Applicable*	None
83	Prepayment Begin Date	Loan Agreement	None
84	Prepayment End Date	Loan Agreement	None
85	Open Period Begin Date	Loan Agreement	None
86	Open Period (Payments)	Recalculation	None
87	Prepayment Type	Loan Agreement	None
88	Prepayment Provision	Loan Agreement	None
89	Partially Prepayable without Penalty	Loan Agreement	None
90	Partially Prepayable without Penalty Description	Loan Agreement	None
91	Partial Collateral Release Description	Loan Agreement	None
92	Yield Maintenance Index	Not Applicable*	None
93	Yield Maintenance Discount	Not Applicable*	None
94	Yield Maintenance Margin	Not Applicable*	None
95	Yield Maintenance Calculation Method	Not Applicable*	None
96	Day of Month Prepayment Permitted	Loan Agreement	None
97	Due on Sale	Loan Agreement	None
98	Due on Encumbrance	Loan Agreement	None
99	B Note Original Amount	Not Applicable*	None
100	B Note Cut-Off Date Balance	Not Applicable*	None
101	B Note Balloon Balance	Not Applicable*	None
102	B Note Margin	Not Applicable*	None
103	B Note Interest Rate	Not Applicable*	None
104	B Note Annual Payment	Not Applicable*	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F:(813)-286-6000 , www.pwc.com	8

MOTEL 2021-MTL6	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
105	Whole Loan Original Balance	Not Applicable*	None
106	Whole Loan Cut-Off Date Balance	Not Applicable*	None
107	Whole Loan Balloon Balance	Not Applicable*	None
108	Whole Loan Interest Rate	Not Applicable*	None
109	Whole Loan Margin	Not Applicable*	None
110	Whole Loan Annual Payment	Not Applicable*	None
111	Whole Loan LTV	Not Applicable*	None
112	Maturity Whole Loan LTV	Not Applicable*	None
113	Whole Loan NOI DSCR	Not Applicable*	None
114	Whole Loan NCF DSCR	Not Applicable*	None
115	Whole Loan NOI Debt Yield	Not Applicable*	None
116	Whole Loan NCF Debt Yield	Not Applicable*	None
117	Whole Loan NOI DSCR at LIBOR Cap	Not Applicable*	None
118	Whole Loan NCF DSCR at LIBOR Cap	Not Applicable*	None
119	Name of Mezzanine Lender A	Not Applicable*	None
120	Mezzanine Debt Original Amount A ($)	Not Applicable*	None
121	Mezzanine Debt Cut-Off Date Balance A ($)	Not Applicable*	None
122	Mezzanine Debt Interest Rate A	Not Applicable*	None
123	Mezzanine Debt Maturity Balance A ($)	Not Applicable*	None
124	Mezzanine Gross Margin A	Not Applicable*	None
125	Mezzanine Debt Maturity Date A	Not Applicable*	None
126	Mezzanine Debt Annual Payment A ($)	Not Applicable*	None
127	Name of Mezzanine Lender B	Not Applicable*	None
128	Mezzanine Debt Original Amount B ($)	Not Applicable*	None
129	Mezzanine Debt Cut-Off Date Balance B ($)	Not Applicable*	None
130	Mezzanine Debt Maturity Balance B ($)	Not Applicable*	None
131	Mezzanine Debt Interest Rate B	Not Applicable*	None
132	Mezzanine Gross Margin B	Not Applicable*	None
133	Mezzanine Debt Maturity Date B	Not Applicable*	None
134	Mezzanine Debt Annual Payment B ($)	Not Applicable*	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F:(813)-286-6000 , www.pwc.com	9

MOTEL 2021-MTL6	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
135	Total Mezzanine Debt Original Balance ($)	Not Applicable*	None
136	Total Mezzanine Debt Cut-Off Date Balance ($)	Not Applicable*	None
137	Total Mezzanine Debt Maturity Balance ($)	Not Applicable*	None
138	Total Mezzanine Margin	Not Applicable*	None
139	Total Mezzanine Annual Payment ($)	Not Applicable*	None
140	Total Loan Original Balance ($)	Not Applicable*	None
141	Total Loan Cut-Off Date Balance ($)	Not Applicable*	None
142	Total Loan Maturity Balance ($)	Not Applicable*	None
143	Total Debt Margin	Not Applicable*	None
144	Total Loan Interest Rate	Not Applicable*	None
145	Total Loan Annual Payment ($)	Not Applicable*	None
146	Total Loan LTV	Not Applicable*	None
147	Total Loan Maturity Date LTV	Not Applicable*	None
148	Total Loan NOI DSCR	Not Applicable*	None
149	Total Loan NCF DSCR	Not Applicable*	None
150	Total Debt Loan NOI Debt Yield	Not Applicable*	None
151	Total Debt Loan NCF Debt Yield	Not Applicable*	None
152	Other Subordinate Debt Balance ($)	Not Applicable*	None
153	Other Subordinate Debt Type	Not Applicable*	None
154	Future Debt Allowed?	Loan Agreement	None
155	Mortgage Assumable?	Loan Agreement	None
156	Assumption Fee	Loan Agreement	None
157	Appraiser Designation	Appraisal Report	None
158	Appraisal FIRREA (Y/N)	Appraisal Report	None
159	Appraisal Date	Appraisal Report	None
160	Appraised Value ($)	Appraisal Report	None
161	As-Stabilized Appraisal Date	Appraisal Report	None
162	As-Stabilized Appraised Value ($)	Appraisal Report	None
163	Trust Loan Cut-off Date LTV Ratio (%)	Recalculation	None
164	Mortgage Loan LTV Ratio at Maturity (%)	Recalculation	None
165	Single Tenant (Y/N)	Not Applicable*	None
166	Engineering Report Date	Engineering Report	None
167	Environmental Phase I Report Date	Environmental Report	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F:(813)-286-6000 , www.pwc.com	10

MOTEL 2021-MTL6	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
168	Environmental Phase II	Not Applicable*	None
169	Environmental Phase II Report Date	Not Applicable*	None
170	PML or SEL (%)	Seismic Report	None
171	Seismic Report Date	Seismic Report	None
172	Earthquake Insurance Required (Y/N)	Loan Agreement	None
173	Terrorism Insurance Required (Y/N)	Loan Agreement	None
174	Environmental Insurance Required (Y/N)	Loan Agreement	None
175	Blanket Insurance Policy (Y/N)	None - Company Provided	None
176	Lien Position	Appraisal Report	None
177	Ownership Interest	Appraisal Report	None
178	Condominium Present?	Loan Agreement	None
179	Ground Lease (Y/N)	Ground Lease	None
180	Annual Ground Lease Payment ($)	Ground Lease	None
181	Ground Lease Expiration Date	Ground Lease	None
182	Ground Lease Extension (Y/N)	Ground Lease	None
183	# of Ground Lease Extension Options	Ground Lease	None
184	Ground Lease Expiration Date after all Extensions	Ground Lease	None
185	2019 EGI Date	Underwriting File	None
186	2019 EGI ($)	Underwriting File	$1.00
187	2019 Expenses ($)	Underwriting File	$1.00
188	2019 NOI ($)	Underwriting File	$1.00
189	2019 FF&E Reserve ($)	Underwriting File	$1.00
190	2019 NCF ($)	Underwriting File	$1.00
191	2020 EGI Date	Underwriting File	None
192	2020 EGI ($)	Underwriting File	$1.00
193	2020 Expenses ($)	Underwriting File	$1.00
194	2020 NOI ($)	Underwriting File	$1.00
195	2020 FF&E Reserve ($)	Underwriting File	$1.00
196	2020 NCF ($)	Underwriting File	$1.00
197	Most Recent Date (if past 2020)	Underwriting File	None
198	Most Recent # of months	Underwriting File	None
199	Most Recent Description	Underwriting File	None
200	Most Recent EGI (if past 2020) ($)	Underwriting File	$1.00
201	Most Recent Expenses (if past 2020) ($)	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F:(813)-286-6000 , www.pwc.com	11

MOTEL 2021-MTL6	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
202	Most Recent NOI (if past 2020) ($)	Underwriting File	$1.00
203	Most Recent FF&E Reserve (if past 2020) ($)	Underwriting File	$1.00
204	Most Recent NCF (if past 2020) ($)	Underwriting File	$1.00
205	Underwritten EGI ($)	Underwriting File	$1.00
206	Underwritten Expenses ($)	Underwriting File	$1.00
207	Underwritten Net Operating Income ($)	Underwriting File	$1.00
208	Underwritten NOI DSCR (x)	Recalculation	None
209	Underwritten NOI Debt Yield	Recalculation	None
210	Underwritten FF&E Reserve ($)	Underwriting File	$1.00
211	Underwritten TI / LC ($)	Underwriting File	$1.00
212	Underwritten Other Reserve ($)	Underwriting File	$1.00
213	Underwritten Net Cash Flow ($)	Underwriting File	$1.00
214	Underwritten NCF DSCR (x)	Recalculation	None
215	Underwritten NCF Debt Yield	Recalculation	None
216	2019 Occupancy	Underwriting File	None
217	2020 Occupancy	Underwriting File	None
218	TTM June 2021 Occupancy	Underwriting File	None
219	UW Occupancy	Underwriting File	None
220	2019 Average Daily Key Rate ($)	Underwriting File	None
221	2020 Average Daily Key Rate ($)	Underwriting File	None
222	TTM June 2021 Average Daily Key Rate ($)	Underwriting File	None
223	UW Average Daily Key Rate ($)	Underwriting File	None
224	2019 Daily RevPAR ($)	Underwriting File	None
225	2020 Daily RevPAR ($)	Underwriting File	None
226	TTM June 2021 Daily RevPAR ($)	Underwriting File	None
227	UW Daily RevPAR ($)	Underwriting File	None
228	Hotel Franchise Flag	Franchise Agreement	None
229	Franchise Agreement Expiration	None - Company Provided	None
230	Hotel Management Agreement Expiration	Not Applicable*	None
231	Upfront RE Tax Reserve ($)	Loan Agreement	None
232	Ongoing RE Tax Reserve ($)	Loan Agreement	None
233	Upfront Insurance Reserve ($)	Loan Agreement	None
234	Ongoing Insurance Reserve ($)	Loan Agreement	None
235	Upfront Replacement Reserve ($)	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F:(813)-286-6000 , www.pwc.com	12

MOTEL 2021-MTL6	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
236	Ongoing Replacement Reserve ($)	Loan Agreement	None
237	Replacement Reserve Caps ($)	Loan Agreement	None
238	Upfront TI/LC Reserve ($)	Loan Agreement	None
239	Ongoing TI/LC Reserve ($)	Loan Agreement	None
240	TI/LC Caps ($)	Loan Agreement	None
241	Upfront Debt Service Reserve ($)	None - Company Provided	None
242	Ongoing Debt Service Reserve ($)	Loan Agreement	None
243	Upfront Deferred Maintenance Reserve ($)	Loan Agreement	None
244	Ongoing Deferred Maintenance Reserve ($)	Loan Agreement	None
245	Upfront Environmental Reserve ($)	Loan Agreement	None
246	Ongoing Environmental Reserve ($)	Loan Agreement	None
247	Upfront Other Reserve ($)	Loan Agreement	None
248	Ongoing Other Reserve ($)	Loan Agreement	None
249	Other Reserve Description	Loan Agreement	None
250	Letter of Credit?	Loan Agreement	None
251	Letter of Credit Balance ($)	Loan Agreement	None
252	Letter of Credit Description	Loan Agreement	None
253	Release Provisions (Y/N)	Loan Agreement	None
254	Loan Purpose	None - Company Provided	None
255	Borrower Name	Loan Agreement	None
256	Tenant In Common (Y/N)	Loan Agreement	None
257	Sponsor	Loan Agreement	None
258	Carve-out Guarantor	Guaranty Agreement	None
259	Recourse	Guaranty Agreement	None
260	Related Group	Not Applicable*	None
261	Single Purpose Borrower (Y/N)	Loan Agreement	None
262	Property Manager	Management Agreement	None
263	Prior Securitizations	Trepp	None
264	Exit Fee	Loan Agreement	None

*- The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F:(813)-286-6000 , www.pwc.com	13

MOTEL 2021-MTL6	EXHIBIT B
Recalculation Methodology

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
19	Loan Per Unit ($)	Quotient of (i) Cut-off Date Balance ($) and (ii) Keys.
21	Cut-off Date Balance ($)	Set equal to Original Balance ($).
23	% of Initial Pool Balance	Quotient of (i) Allocated Loan Amount ($) and (ii) the aggregate Allocated Loan Amount ($).
25	Mortgage Loan Rate (%)	Sum of (i) Assumed LIBOR and (ii) Margin.
26	Trust Interest Rate (At LIBOR Cap)	Sum of (i) LIBOR Strike Cap and (ii) Margin.
38	Trust Annual Debt Service at LIBOR Cap ($)	Product of (i) Cut-off Date Balance ($) and (ii) Trust Interest Rate (At LIBOR Cap) and (iii) the Interest Accrual Method (365/360).
39	Trust NCF DSCR at LIBOR cap	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Trust Annual Debt Service at LIBOR Cap ($).
50	Fully Extended Original Term	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Fully Extended Maturity Date.
51	Fully Extended Remaining Term	Difference between (i) Fully Extended Original Term and (ii) Seasoning.
54	Trust Monthly Payment ($)	Quotient of (i) Product of (a) Cut-off Date Balance ($) and (b) Mortgage Loan Rate (%) and (c) the Interest Accrual Method (365/360) and (ii) 12
55	Trust Annual Debt Service ($)	Product of (i) Trust Monthly Payment ($) and (ii) 12.
66	Original Interest-Only Period (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Last IO Due Date.
67	Remaining Interest-Only Period (Mos.)	Difference between (i) Original Interest-Only Period (Mos.) and (ii) Seasoning.
68	Original Term To Maturity (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Maturity Date.
69	Remaining Term To Maturity (Mos.)	Difference between (i) Original Term to Maturity (Mos.) and (ii) Seasoning.
72	Seasoning	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Cut-off Date.
74	Balloon Balance ($)	Set equal to Original Balance ($).
78	DSCR at Trigger Level	Quotient of (i) product of (a) Cut-Off Date Balance ($) and (b) 6.4% and (ii) Trust Annual Debt Service ($).
86	Open Period (Payments)	Count of the number of monthly payment dates, from and inclusive of (i) Open Period Begin Date, to and including (ii) Maturity Date.
163	Trust Loan Cut-off Date LTV Ratio (%)	Quotient of (i) Cut-off Date Balance ($) and (ii) Appraised Value ($).

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F:(813)-286-6000 , www.pwc.com	14

MOTEL 2021-MTL6	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
164	Mortgage Loan LTV Ratio at Maturity (%)	Quotient of (i) Balloon Balance ($) and (ii) Appraised Value ($).
208	Underwritten NOI DSCR (x)	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Trust Annual Debt Service ($).
209	Underwritten NOI Debt Yield	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Cut-off Date Balance ($).
214	Underwritten NCF DSCR (x)	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Trust Annual Debt Service ($).
215	Underwritten NCF Debt Yield	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Cut-off Date Balance ($).

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F:(813)-286-6000 , www.pwc.com	15